Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leasing
Potential future cash flows related to lease extension options	kr 91	kr 91
Period of lease extension options	3 years
Right-of-use asset, opening balance	kr 123	144
Depreciation	(27)	(26)
Addition		5
Right-of-use asset, closing balance	kr 96	kr 123